Note 20 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	2019	2018	2017

Fair value through profit or loss, measured at amortized cost:
Cash and cash equivalents	$1,428,129	$2,567,868	$4,974,478
Accounts receivable, measured at amortized cost:
Accounts receivable	$-	$946,944	$493,925
Receivable from the sale of discontinued operations	$18,000,000	-	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,725,708)	$(3,040,422)	$(810,593)
Convertible debentures	$(3,089,033)	$-	$-

Disclosure of provision matrix [text block]
	2019	2018	2017

Current	$-	$892,343	$330,731
31 - 60 days	-	34,331	56,094
61 - 90 days	-	60,885	-
> 90 days	-	-	107,100
Expected credit losses (1)	-	(40,615)	-
	$-	$946,944	$493,925